CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net income	¥ 601,694	¥ 389,131	¥ 850,063
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax	97,428	51,957	(338,822)
Foreign currency translation adjustments, net of tax	(29,934)	(12,322)	(123,221)
Pension liability adjustments, net of tax	155,044	11,922	(111,599)
Change during year	222,538	51,557	(573,642)
Total comprehensive income	824,232	440,688	276,421
Less: Total comprehensive income (loss) attributable to noncontrolling interests	25,893	26,724	(2,373)
Total comprehensive income attributable to MHFG shareholders	¥ 798,339	¥ 413,964	¥ 278,794